Leases	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
LEASES

NOTE 15: LEASES

On January 1, 2019, the Company adopted ASC 842. ASC 842 revises the accounting for leases. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard will continue to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance will be substantially equivalent to current lease accounting guidance.

The following are the type of contracts that fall under ASC 842:

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

As a result of the adoption of these standards, there was no effect on the Company’s opening retained earnings, consolidated balance sheets and consolidated statements of comprehensive (loss)/income.

Time charter in contracts

As of December 31, 2019, Navios Holdings had time charter-in contracts whose remaining lease terms ranged from 0.1 years to 10.1 years. Certain operating leases have optional periods. Based on management estimates and market conditions, the lease term of these leases is being assessed at each balance sheet date. Regarding leases that have not yet commenced refer to Note 14. The Company will continue to recognize the lease payments for all operating leases as charter hire expense on the consolidated statements of comprehensive (loss)/income on a straight-line basis over the lease term.

Land lease agreements

As of December 31, 2019, Navios Logistics had land lease agreements whose remaining lease terms range from 46.2 years to 46.6 years.

Office lease agreements

As of December 31, 2019, Navios Logistics had office lease agreements whose remaining lease terms ranged from 0.2 years to 3.8 years, respectively. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, Navios Holdings has no office lease obligations.

Under ASC 842, leases are classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.

In connection with its adoption of ASC 842, the Company elected the “package of 3” practical expedients permitted under the transition guidance based on which the Company is allowed to not (i) reassess whether any expired or existing contracts are considered or contain leases; (ii) reassess the lease classification for any expired or existing leases; and (iii) reassess initial direct costs for any existing leases.

Additionally, the Company elected the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them as a single lease component for the purposes of the recognition and measurement requirements of ASC 842.

Prior to January 1, 2019, the Company recognized lease expense in accordance with then-existing U.S. GAAP (“prior GAAP”). Because both ASC 842 and prior GAAP generally recognize operating lease expense on a straight-line basis over the term of the lease arrangement and the Company only has operating lease arrangements, there were no differences between the timing and amount of lease expense recognized under the two accounting methodologies.

	Drybulk Vessel Operations December 31, 2019	Drybulk Vessel Operations January 1, 2019	Logistics Business December 31, 2019	Logistics Business January 1, 2019	Total December 31, 2019	Total January 1, 2019
Operating lease assets
Charter-in contracts (1)	$255,153	$342,353	$—	$—	$255,153	$342,353
Land lease agreements	—	—	7,660	7,427	7,660	7,427
Office lease agreements	—	12,453	1,192	1,619	1,192	14,072
Total	$255,153	$354,806	$8,852	$9,046	$264,005	$363,852
Operating lease liabilities, current portion (2)
Charter-in contracts	$86,636	$89,236	$—	$—	$86,636	$89,236
Land lease agreements	—	—	(218)	535	(218)	535
Office lease agreements	—	1,230	685	584	685	1,814
Total	$86,636	$90,466	$467	$1,119	$87,103	$91,585
Operating lease liabilities, net of current portion (2)
Charter-in contracts	$217,932	$267,301	$—	$—	$217,932	$267,301
Land lease agreements	—	—	7,878	6,892	7,878	6,892
Office lease agreements	—	11,223	519	1,035	519	12,258
Total	$217,932	$278,524	$8,397	$7,927	$226,329	$286,451

(1)On January 1, 2019, operating lease assets were adjusted for $14,184 representing the balance of the carrying amount of the liabilities regarding straight line and the provision for losses on the time charters and voyages in progress recognized in the consolidated balance sheet as of December 31, 2018.

(2)Based on the net present value of the remaining charter-in and rental payments for existing operating leases.

At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in charter-in contracts, land lease and office lease agreements that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applied the respective incremental borrowing rates to each lease based on the remaining lease term of the specific lease. Navios Holdings’ and Navios Logistics’ incremental borrowing rates upon adoption were 8.25% and 7.25%, respectively.

The tables below present the components of the Company’s lease expense for the years ended December 31, 2019, 2018 and 2017:

	Drybulk Vessel Operations Year Ended December 31, 2019	Logistics Business Year Ended December 31, 2019	Total
Lease expense for charter-in contracts	$119,801	$3,865	$123,666
Lease expense for land lease agreements	—	552	552
Lease expense for office lease agreements	1,825	676	2,501
Total	$121,626	$5,093	$126,719

	Drybulk Vessel Operations Year Ended December 31, 2018	Logistics Business Year Ended December 31, 2018	Total
Lease expense for charter-in contracts	$131,438	$114	$131,552
Lease expense for land lease agreements	—	344	344
Lease expense for office lease agreements	2,174	702	2,876
Total	$133,612	$1,160	$134,772

	Drybulk Vessel Operations Year Ended December 31, 2017	Logistics Business Year Ended December 31, 2017	Total
Lease expense for charter-in contracts	$126,533	$1,564	$128,097
Lease expense for land lease agreements	—	303	303
Lease expense for office lease agreements	1,971	677	2,648
Total	$128,504	$2,544	$131,048

Lease expenses for charter-in contracts are included in the consolidated statement of comprehensive (loss)/ income within the caption “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the consolidated statement of comprehensive (loss)/income within the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

During the year ended December 31, 2019, Navios Holdings recorded an impairment loss of $38,636 for certain of its chartered-in vessels.

The Company entered into new lease liabilities amounting to $47,064 during the year ended December 31, 2019.

The table below provides the total amount of lease payments on an undiscounted basis on our chartered-in contracts, office lease agreements and land lease agreements as of December 31, 2019:

	Charter-in vessels in operation	Land Leases	Office space
December 31, 2020	$109,574	$556	$753
December 31, 2021	85,399	556	356
December 31, 2022	57,282	556	101
December 31, 2023	47,603	556	81
December 31, 2024	34,025	556	—
December 31, 2025 and thereafter	33,481	23,002	—
Total	$367,364	$25,782	$1,291
Operating lease liabilities, including current portion	$304,568	$7,660	$1,204
Discount based on incremental borrowing rate	$62,796	$18,122	$87

As of December 31, 2019, the weighted average remaining lease terms on our charter-in contracts, office lease agreements and land leases are 4.5 years, 1.9 years and 46.3 years, respectively.

As of December 31, 2018, the Company’s future minimum commitments, net of commissions under chartered-in vessels, land lease and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Land leases	Office space
2019	$114,668	$5,165	$556	$2,652
2020	100,829	14,261	556	1,961
2021	72,826	15,391	556	1,590
2022	47,695	15,119	556	1,750
2023	38,986	14,298	556	1,655
2024 and thereafter	42,685	58,389	23,561	7,346
Total	$417,689	$122,623	$26,341	$16,954

The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out vessels, barges and pushboats:

The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters; and (ii) for the Company’s logistics business, expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics’ ports expected to be earned on non-cancelable time charters, are as follows:

	Dry bulk vessels	Logistics business
2020	22,266	129,437
2021	4,607	97,544
2022	3,445	75,425
2023	—	69,250
2024	—	60,200
2025 and thereafter	—	642,479
Total minimum revenue, net of commissions	$30,318	$1,074,335

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.